Expense Example, No Redemption - Calamos Autocallable Growth ETF - Calamos Autocallable Growth ETF	Apr. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	$ 237